Registration No. 33-73244 and 811-8226

      As filed with the Securities and Exchange Commission on June 30, 2000

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-1A

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           X

                  Pre-Effective Amendment No.

                  Post-Effective Amendment No. 15                          X

                                     and/or

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      X

                  Amendment No. 17                                         X

                       TEMPLETON GLOBAL INVESTMENT TRUST
               --------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

             500 E BROWARD BOULEVARD, FORT LAUDERDALE, FLORIDA 33394
             -------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

                                 (954) 527-7500
              -----------------------------------------------------
              (Registrant's Telephone Number, Including Area Code)


           Murray L. Simpson, 777 Mariners Island Blvd., San Mateo, CA 94404
           ------------------------------------------------------------------
               (Name and Address of Agent for Service of Process)

It is proposed that this filing will become effective (check appropriate box):

             immediately upon filing pursuant to paragraph (b) of Rule 485

       X      on August 4, 2000 pursuant to paragraph (b) of Rule 485

             60 days after filing pursuant to paragraph (a)(1) of Rule 485 on (DATE) pursuant to paragraph (a)(1) of Rule 485

             75 days after filing pursuant to paragraph (a)(2) of Rule 485 on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

      X this post-effective amendment designates a new effective date for a previously filed post-effective amendment


PAGE


                                     PART A & B


This Post-Effective Amendment No. 15 to the Registration Statement (File No. 33-73244) on Form N-1A for Templeton Global Investment Trust incorporated by reference the prospectuses and statements of additional information for Templeton Region Funds (Templeton International Fund and Templeton Latin America
Fund) which were contained in Templeton Global Investment Trust's Post-Effective Amendment No. 13, which was filed on May 27, 1999. It also incorporate by
reference  the  prospectuses  and  statements  of  additional   information  for
Templeton Overseas Growth Fund which were contained in Templeton Global Investment Trust's Post-Effective Amendment No. 14, which was filed on April 21, 2000.

PAGE


                                 PART C

                                OTHER INFORMATION

ITEM 23. EXHIBITS

The following exhibits are incorporated by reference to the previously filed documents indicated below, except as noted:

              (A)    AGREEMENTS AND DECLARATION OF TRUST

                     ( i) Trust Instrument /2/

              (B)    BY-LAWS

                     (i) By-Laws /2/

              (C)  INSTRUMENTS DEFINING RIGHTS OF SECURITY HOLDERS

                     Not Applicable

              (D)    INVESTMENT ADVISORY CONTRACTS

                     (  i) Investment Management Agreement  - Templeton
                           International Fund /3/
                     ( ii) Investment Management Agreement  - Templeton Latin
                           America Fund /3/
                     (iii) Investment Management Agreement  - Templeton Overseas
                           Growth Fund*

              (E)    UNDERWRITING CONTRACTS

                     (  i) Amended and Restated Distribution Agreement /3/
                     ( ii) Form of Dealer Agreements between Franklin Templeton
                           Distributors, Inc. and Securities Dealers dated March 1, 1998/6/

              (F)  BONUS OR PROFIT SHARING CONTRACTS

                     Not Applicable

              (G)    CUSTODIAN AGREEMENTS

                     (  i) Amended and Restated Custody Agreement /3/
                     ( ii) Amendment dated March 2, 1998 to the Custody
                           Agreement/6/
                     (iii) Amendment No. 2 dated July 23, 1998 to the Custody
                           Agreement /6/


PAGE



              (H)    OTHER MATERIAL CONTRACTS

                     ( i) Amended and Restated Transfer Agent Agreement /4/ ( ii) Fund Administration Agreement /4/
                     (iii) Shareholder Sub-Accounting Services Agreement /2/ ( iv) Sub-Transfer Agent Services Agreement /2/

              (I)    LEGAL OPINION

                     (i) Opinion and Consent of Counsel /5/,/*/

              (J)    OTHER OPINION

                     Not Applicable

              (K)    OMITTED FINANCIAL STATEMENTS

                     Not Applicable

              (L)    INITIAL CAPITAL AGREEMENTS

                     ( i) Investment Letter /1/

              (M)    RULE 12B-1 PLAN

                      ( i) Distribution Plan - Templeton International Fund
                           Class A /3/
                     ( ii) Distribution Plan - Templeton International Fund
                           Class C /3/
                     (iii) Distribution Plan - Templeton Latin America Fund
                           Fund Class A /3/
                     ( iv) Distribution Plan - Templeton Latin America Fund
                           Class C  /3/
                     (  v) Distribution Plan - Templeton Overseas Growth Fund
                           Class A*
                     ( vi) Distribution Plan - Templeton Overseas Growth Fund
                           Class B*
                     (vii) Distribution Plan - Templeton Overseas Growth Fund
                           Class C*

               (N)  RULE 18F-3 PLAN

                     ( i) Form of Multi Class Plan /4/
                            Templeton International Fund
                            Templeton Latin America Fund Fund
                     (ii) Form of Multi Class Plan*
                            Templeton Overseas Growth Fund

               (P)  CODE OF ETHICS

                     (i) Code of Ethics /7/

               (Q)  POWER OF ATTORNEY

                     (i) Power of Attorney dated April 4, 2000 /7/
                     (ii) Certificate of Secretary

PAGE



---------------------
1. Previously filed with Pre-Effective Amendment No. 5 to the Registration Statement on May 1, 1995.

2. Previously filed with Post-Effective Amendment No. 7 to the Registration Statement on July 7, 1995.

3. Previously filed with Post-Effective Amendment No. 9 to the Registration Statement on July 22, 1996.

4. Previously filed with Post-Effective Amendment No. 11 to the Registration Statement on July 31, 1997.

5. Previously filed with Post-Effective Amendment No. 12 to the Registration Statement on May 28, 1998.

6. Previously filed with Post-Effective Amendment No. 13 to the Registration Statement on May 27, 1999.

7. Previously filed with Post-Effective Amendment No. 14 to the Registration Statement on April 21, 2000.

* To be filed by Amendment.


PAGE



ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

          NONE.

ITEM 25.  INDEMNIFICATION.

          Reference is made to Article X, Section 10.02 of the Registrant's Trust Instrument, which is filed herewith.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Trust Instrument or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

          (a) Templeton Global Advisor Limited

          The officers and directors of the Registrant's manager also serve as officers and/or directors for (1) the manager's corporate parent, Franklin Resources, Inc., and/or (2) other investment companies in the Franklin Templeton Funds.

          For additional information please see Part B and Schedules A and D of Form ADV of the Fund's Investment Manager (SEC File 801-42348), incorporated herein by reference, which sets forth the officers and directors of the investment manager and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

ITEM 27.  PRINCIPAL UNDERWRITERS

             (a) Franklin Templeton Distributors, Inc.("Distributors") also acts as principal underwriter of shares of:

                           Templeton Capital Accumulator Fund, Inc.
                           Templeton Developing Markets Trust
                           Templeton Funds, Inc.
                           Templeton Global Opportunities Trust
                           Templeton Global Smaller Companies Fund, Inc. Templeton Growth Fund, Inc.
                           Templeton Income Trust
                           Templeton Institutional Funds, Inc.

                           Franklin Asset Allocation Fund
                           Franklin California Tax Free Income Fund, Inc. Franklin California Tax Free Trust
                           Franklin Custodian Funds, Inc.
                           Franklin Equity Fund
                           Franklin Federal Money Fund
                           Franklin Federal Tax-Free Income Fund
                           Franklin Floating Rate Trust
                           Franklin Gold and Precious Metals Fund
                           Franklin High Income Trust
                           Franklin Investors Securities Trust
                           Franklin Managed Trust
                           Franklin Money Fund
                           Franklin Mutual Series Fund Inc.
                           Franklin Municipal Securities Trust
                           Franklin New York Tax-Free Income Fund
                           Franklin New York Tax-Free Trust
                           Franklin Real Estate Securities Fund
                           Franklin Strategic Mortgage Portfolio
                           Franklin Strategic Series
                           Franklin Tax Exempt Money Fund
                           Franklin Tax-Free Trust
                           Franklin Templeton Fund Allocator Series
                           Franklin Templeton Global Trust
                           Franklin Templeton International Trust
                           Franklin Templeton Money Fund Trust
                           Frankin Templeton Variable Insurance Products Trust Franklin Value Investors Trust
                           Institutional Fiduciary Trust

             (b) The information required by this Item 27 with respect to each director and officer of Distributors is incorporated by reference to Part B of this Form N-1A and Schedule A of Form BD filed by Distributors with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (SEC File No. 8-5889)

             (c) Registrant's principal underwriter is an affiliated person of
                 Registrant.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS

          Certain accounts, books, and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and rules thereunder are located at 500 East Broward Boulevard. Fort Lauderdale, Florida 33394. Other records are maintained at the offices of Franklin Templeton Investor Services, Inc., 100 Fountain Parkway, St. Petersburg, Florida 33716-1205 and Franklin Resources, Inc., 777 Mariners Island Boulevard, San Mateo, California 94404.

ITEM 29.  MANAGEMENT SERVICES

          There are no management-related service contracts not discussed in Part A or Part B.

ITEM 30.  UNDERTAKINGS.

          Not Applicable.


PAGE


                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Philadelphia,and the State of Pennsylvania, on the 30th day of June 2000.

                                      TEMPLETON GLOBAL INVESTMENT TRUST

                                      By: Mark G. Holowesko*
                                      ---------------------------------
                                          Mark G. Holowesko, President

     Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:



SIGNATURE                           TITLE                      DATE
----------------------------------------------------------------------------

Mark G. Holowesko*
-------------------               President (Chief        June 30, 2000
Mark G. Holowesko                 Executive Officer)


Charles B. Johnson*
-------------------               Trustee                 June 30, 2000
Charles B. Johnson


Martin L. Flanagan*
-------------------               Trustee                 June 30, 2000
Martin L. Flanagan


Betty P. Krahmer*
-------------------               Trustee                 June 30, 2000
Betty P. Krahmer


Fred R. Millsaps*
-------------------               Trustee                 June 30, 2000
Fred R. Millsaps


PAGE


SIGNATURE                          TITLE                         DATE
-----------------------------------------------------------------------------

Harris J. Ashton*
-------------------
Harris J. Ashton                   Trustee                 June 30, 2000


S. Joseph Fortunato*
-------------------               Trustee                 June 30, 2000
S. Joseph Fortunato


Andrew H. Hines, Jr.*
-------------------               Trustee                 June 30, 2000
Andrew H. Hines, Jr.


John Wm. Galbraith*
-------------------               Trustee                 June 30, 2000
John Wm. Galbraith


Gordon S. Macklin*
-------------------               Trustee                 June 30, 2000
Gordon S. Macklin


Nicholas F. Brady*
-------------------               Trustee                 June 30, 2000
Nicholas F. Brady


Edith E. Holiday*
-------------------               Trustee                 June 30, 2000
Edith E. Holiday


James R. Baio*
-------------------               Treasurer (Chief        June 30, 2000
James R. Baio                     Financial and
                                   Accounting Officer)



*By: /s/BRUCE G. LETO
    --------------------------
    Bruce G. Leto
    Attorney-in-Fact
   (Pursuant to Powers of Attorney previously filed).



PAGE


                        TEMPLETON GLOBAL INVESTMENT TRUST
                             REGISTRATION STATEMENT
                                  EXHIBIT INDEX


EXHIBIT NUMBER                      DESCRIPTION                                   LOCATION

EX-99.(a)(i)          Trust Instrument                                                *

EX-99.(b)(i)          By-Laws of Templeton Global Investment  Trust                   *

EX-99.(d)(i)          Investment Management Agreement - Templeton International       *
                      Fund

EX-99.(d)(ii)         Investment Management Agreement - Templeton Latin
                      America Fund                                                    *

EX-99.(e)(i)          Amended and Restated Distribution Agreement                     *

EX-99.(e)(ii)         Form of Dealer Agreements between Franklin Templeton            *
                      Distributors, Inc. and Securities Dealers

EX-99.(g)(i)          Amended and Restated Custody Agreement                          *

EX-99.(g)(ii)         Amendment dated March 2, 1998 to the Custody
                      Agreement                                                       *

EX-99.(g)(iii)        Amendment No.2 dated July 23, 1998 to the Custody               *
                      Agreement

EX-99.(h)(i)          Amended and Restated Transfer Agent Agreement                   *

EX-99.(h)(ii)         Fund Administration Agreement                                   *

EX-99.(h)(iii)        Shareholder Sub-Accounting Services Agreement                   *

EX-99.(h)(iv)         Sub-Transfer Agent Services Agreement                           *

EX-99.(i)(i)          Opinion and Consent Counsel                                     *

EX-99.(l)(i)          Investment Letter                                               *

EX-99.(m)(i)          Distribution Plan - Templeton International Fund - Class A      *

EX-99.(m)(ii)         Distribution Plan - Templeton International Fund - Class C      *

EX-99.(m)(iii)        Distribution Plan - Templeton Latin America Fund - Class A      *

EX-99.(m)(iv)         Distribution Plan - Templeton Latin America Fund - Class C      *

EX-99.(n)(i)          Form of Multi-Class Plan                                        *
                       Templeton International Fund
                       Templeton Latin America Fund

EX-99.(p)(i)          Code of Ethics                                                  *

EX-99.(q)(i)          Power of Attorney dated April 4, 2000                           *

EX-99.(q)(ii)         Certificate of Secretary                                        Attached



* Incorporated by reference.